COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating leases with an initial or remaining lease term

At December 31, 2012, total minimum cars and lease rentals under non-cancelable operating leases with an initial or remaining lease term of one year or more are as follows:

Year Ended December 31,	Amount
2013	$325
2014	390
2015	340
2016	$259